COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

18. COMMITMENTS AND CONTINGENCIES

Legal Proceedings

From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. Based on currently available information, the Group has recorded accrued liabilities for class action of US$12,000 (equivalent to RMB83,575) in this regard as of December 31, 2022, and paid off the settlement amount as of December 31, 2023. On January 23, 2024, the Supreme Court of the State of New York issued an order granting final approval of the settlement and dismissing the claims the in the Sonny St. John action.

Purchase Commitment

The Group’s purchase commitments primarily relate to purchase of software and equipment. Total purchase commitments contracted but not yet reflected in the consolidated financial statements as of December 31, 2024 were as follows:

Year ended December 31,	RMB
2025	5,274
2026 and thereafter	150